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NATHANIEL SEGAL 312-609-7747 nsegal@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON

October 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen New York AMT-Free Municipal Income Fund (the “Registrant”);

File No. 811-21211

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganization of each of Nuveen New York Quality Income Municipal Fund, Inc., Nuveen New York Premium Income Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc. and Nuveen New York Dividend Advantage Municipal Income Fund into the Registrant (collectively, the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on August 31, 2012 relating to the issuance of common shares in connection with the Reorganizations (the “Registration Statement”), in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on September 28, 2012, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated October 17, 2012). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

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